Property, Plant and Equipment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	$ 21,699.9		$ 20,760.5
Property, Plant and Equipment, Transmission	21,531.0		18,972.5
Property, Plant and Equipment, Distribution	21,195.4		19,868.5
Property, Plant and Equipment, Other	4,265.0		3,706.3
Property, Plant and Equipment, Construction Work in Progress	4,393.9		4,120.7
Accumulated Depreciation	17,986.1		17,167.0
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	55,099.1		50,261.5
Asset Retirement Obligations (ARO)
Beginning Balance	2,005.7	[1],[2],[3],[4]	1,934.9	[1],[2],[3],[4]
Accretion Expense	93.7	[1],[2],[3],[4]	90.9	[1],[2],[3],[4]
Liabilities Incurred	0.8	[1],[2],[3],[4]	2.4	[1],[2],[3],[4]
Liabilities Settled	(87.0)	[1],[2],[3],[4]	(104.5)	[1],[2],[3],[4]
Revisions in Cash Flow Estimates	342.3	[1],[2],[3],[4],[5],[6]	82.0	[1],[2],[3],[4],[5]
Ending Balance	2,355.5	[1],[2],[3],[4]	2,005.7	[1],[2],[3],[4]	$ 1,934.9	[1],[2],[3],[4]
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	132.5		93.7		113.2
Allowance for Borrowed Funds Used During Construction	73.6		48.6		51.7
Jointly-owned Electric Facilities
Utility Plant in Service	3,015.9		3,399.3
Construction Work in Progress	24.6		31.6
Accumulated Depreciation	984.2		1,169.5
Asset Impairments and Other Related Charges	70.6		87.1		2,267.8
Property, Plant and Equipment (Textuals)
Asset Retirement Obligations (ARO) Liability for Nuclear Decommissioning of the Cook Plant	1,660.0		1,300.0
Fair Value of Legally Restricted Assets	2,160.0		2,220.0
AEP Texas Inc. [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	352.1		350.7
Property, Plant and Equipment, Transmission	3,683.6		3,053.6
Property, Plant and Equipment, Distribution	4,043.2		3,718.6
Property, Plant and Equipment, Other	727.9		461.0
Property, Plant and Equipment, Construction Work in Progress	836.2		835.7
Accumulated Depreciation	1,651.2		1,594.5
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	7,991.8		6,825.1
Asset Retirement Obligations (ARO)
Beginning Balance	26.7	[2],[3]	25.5	[2],[3]
Accretion Expense	1.2	[2],[3]	1.2	[2],[3]
Liabilities Incurred	0.0	[2],[3]	0.0	[2],[3]
Liabilities Settled	(0.1)	[2],[3]	(0.1)	[2],[3]
Revisions in Cash Flow Estimates	0.1	[2],[3],[5]	0.1	[2],[3],[5]
Ending Balance	27.9	[2],[3]	26.7	[2],[3]	25.5	[2],[3]
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	20.0		6.8		9.2
Allowance for Borrowed Funds Used During Construction	$ 18.4		6.8		5.9
Jointly-owned Electric Facilities
Percent of Ownership	54.69%
Asset Impairments and Other Related Charges					72.7
AEP Transmission Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Transmission	$ 6,515.8		5,319.7
Property, Plant and Equipment, Other	174.0		126.8
Property, Plant and Equipment, Construction Work in Progress	1,578.3		1,324.0
Accumulated Depreciation	271.9		152.6	[7]
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	7,996.2		6,617.9	[7],[8]
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	70.6		49.0	[7],[9]	52.3
Allowance for Borrowed Funds Used During Construction	26.1		20.2		15.6
Appalachian Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	6,509.6		6,446.9
Property, Plant and Equipment, Transmission	3,317.7		3,019.9
Property, Plant and Equipment, Distribution	3,989.4		3,763.8
Property, Plant and Equipment, Other	485.8		427.9
Property, Plant and Equipment, Construction Work in Progress	490.2		483.0
Accumulated Depreciation	4,124.4		3,896.4
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	10,668.3		10,245.1
Asset Retirement Obligations (ARO)
Beginning Balance	125.0	[2],[3]	127.1	[2],[3]
Accretion Expense	6.6	[2],[3]	7.0	[2],[3]
Liabilities Incurred	0.0	[2],[3]	0.0	[2],[3]
Liabilities Settled	(17.3)	[2],[3]	(21.7)	[2],[3]
Revisions in Cash Flow Estimates	1.8	[2],[3],[5]	12.6	[2],[3],[5]
Ending Balance	116.1	[2],[3]	125.0	[2],[3]	127.1	[2],[3]
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	13.2		9.2		11.7
Allowance for Borrowed Funds Used During Construction	8.4		5.3		6.3
Indiana Michigan Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	4,887.2		4,445.9
Property, Plant and Equipment, Transmission	1,576.8		1,504.0
Property, Plant and Equipment, Distribution	2,249.7		2,069.3
Property, Plant and Equipment, Other	583.8		595.2
Property, Plant and Equipment, Construction Work in Progress	465.3		460.2
Accumulated Depreciation	3,151.6		3,024.2
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	6,611.2		6,050.4
Asset Retirement Obligations (ARO)
Beginning Balance	1,321.8	[2],[3],[4]	1,258.1	[2],[3],[4]
Accretion Expense	58.7	[2],[3],[4]	55.9	[2],[3],[4]
Liabilities Incurred	0.0	[2],[3],[4]	0.0	[2],[3],[4]
Liabilities Settled	(0.2)	[2],[3],[4]	(0.1)	[2],[3],[4]
Revisions in Cash Flow Estimates	301.0	[2],[3],[4],[5],[6]	7.9	[2],[3],[4],[5]
Ending Balance	1,681.3	[2],[3],[4]	1,321.8	[2],[3],[4]	1,258.1	[2],[3],[4]
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	11.9		11.1		15.3
Allowance for Borrowed Funds Used During Construction	7.4		6.7		7.2
Jointly-owned Electric Facilities
Asset Impairments and Other Related Charges	0.0		0.0		10.5
Property, Plant and Equipment (Textuals)
Asset Retirement Obligations (ARO) Liability for Nuclear Decommissioning of the Cook Plant	1,660.0		1,300.0
Fair Value of Legally Restricted Assets	2,160.0		2,220.0
Ohio Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Transmission	2,544.3		2,419.2
Property, Plant and Equipment, Distribution	4,942.3		4,626.4
Property, Plant and Equipment, Other	574.8		495.9
Property, Plant and Equipment, Construction Work in Progress	432.1		410.1
Accumulated Depreciation	2,218.6		2,184.8
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	6,274.9		5,766.8
Asset Retirement Obligations (ARO)
Beginning Balance	1.7	[2]	1.7	[2]
Accretion Expense	0.1	[2]	0.1	[2]
Liabilities Incurred	0.0	[2]	0.0	[2]
Liabilities Settled	0.0	[2]	(0.1)	[2]
Revisions in Cash Flow Estimates	0.0	[2],[5]	0.0	[2],[5]
Ending Balance	1.8	[2]	1.7	[2]	1.7	[2]
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	9.8		6.4		6.0
Allowance for Borrowed Funds Used During Construction	5.8		3.8		3.3
Public Service Co Of Oklahoma [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	1,577.0		1,577.2
Property, Plant and Equipment, Transmission	892.3		858.8
Property, Plant and Equipment, Distribution	2,572.8		2,445.1
Property, Plant and Equipment, Other	303.5		287.4
Property, Plant and Equipment, Construction Work in Progress	94.0		111.3
Accumulated Depreciation	1,472.9		1,393.6
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	3,966.7		3,886.2
Asset Retirement Obligations (ARO)
Beginning Balance	54.0	[2],[3]	53.4	[2],[3]
Accretion Expense	3.2	[2],[3]	3.1	[2],[3]
Liabilities Incurred	0.0	[2],[3]	0.0	[2],[3]
Liabilities Settled	(0.4)	[2],[3]	(0.5)	[2],[3]
Revisions in Cash Flow Estimates	(9.9)	[2],[3],[5]	(2.0)	[2],[3],[5]
Ending Balance	46.9	[2],[3]	54.0	[2],[3]	53.4	[2],[3]
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	0.4		0.5		6.2
Allowance for Borrowed Funds Used During Construction	0.9		1.1		3.4
Southwestern Electric Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	4,672.6		4,624.9
Property, Plant and Equipment, Transmission	1,866.9		1,679.8
Property, Plant and Equipment, Distribution	2,178.6		2,095.8
Property, Plant and Equipment, Other	762.7		684.1
Property, Plant and Equipment, Construction Work in Progress	199.3		233.2
Accumulated Depreciation	2,808.3		2,685.8
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	6,871.8		6,632.0
Asset Retirement Obligations (ARO)
Beginning Balance	169.2	[1],[2],[3]	156.5	[1],[2],[3]
Accretion Expense	9.1	[1],[2],[3]	8.3	[1],[2],[3]
Liabilities Incurred	0.2	[1],[2],[3]	0.0	[1],[2],[3]
Liabilities Settled	(11.7)	[1],[2],[3]	(0.3)	[1],[2],[3]
Revisions in Cash Flow Estimates	40.0	[1],[2],[3],[5]	4.7	[1],[2],[3],[5]
Ending Balance	206.8	[1],[2],[3]	169.2	[1],[2],[3]	156.5	[1],[2],[3]
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	6.0		2.4		11.0
Allowance for Borrowed Funds Used During Construction	4.8		2.1		6.9
Jointly-owned Electric Facilities
Utility Plant in Service	2,893.1		2,878.1
Construction Work in Progress	24.4		25.2
Accumulated Depreciation	914.0		868.7
Asset Impairments and Other Related Charges	$ 0.0		$ 33.6		$ 0.0
Conesville Generating Station (Unit No. 4) [Member]
Jointly-owned Electric Facilities
Percent of Ownership	83.50%
Acquired Ownership Interest	40.00%
Conesville Generating Station (Unit No. 4) [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	83.50%	[10],[11],[12]	83.50%	[10],[11],[12]	43.50%
Utility Plant in Service	$ 16.4	[10],[11],[12]	$ 2.1	[10],[11],[12]
Construction Work in Progress	0.2	[10],[11],[12]	4.2	[10],[11],[12]
Accumulated Depreciation	$ 2.4	[10],[11],[12]	$ 0.1	[10],[11],[12]
J.M. Stuart Generating Station [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership					26.00%
Dolet Hills Generating Station (Unit No. 1) [Member] | Public Utilities, Inventory, Lignite [Member]
Jointly-owned Electric Facilities
Percent of Ownership	40.20%	[13]	40.20%	[13]
Utility Plant in Service	$ 336.2	[13]	$ 343.1	[13]
Construction Work in Progress	5.1	[13]	5.3	[13]
Accumulated Depreciation	$ 209.6	[13]	$ 214.2	[13]
Dolet Hills Generating Station (Unit No. 1) [Member] | Southwestern Electric Power Co [Member] | Public Utilities, Inventory, Lignite [Member]
Jointly-owned Electric Facilities
Percent of Ownership	40.20%	[13]	40.20%	[13]
Utility Plant in Service	$ 336.2	[13]	$ 343.1	[13]
Construction Work in Progress	5.1	[13]	5.3	[13]
Accumulated Depreciation	$ 209.6	[13]	$ 214.2	[13]
Flint Creek Generating Station (Unit No. 1) [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	50.00%	[14]	50.00%	[14]
Utility Plant in Service	$ 375.1	[14]	$ 364.8	[14]
Construction Work in Progress	1.6	[14]	8.9	[14]
Accumulated Depreciation	$ 88.9	[14]	$ 81.6	[14]
Flint Creek Generating Station (Unit No. 1) [Member] | Southwestern Electric Power Co [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	50.00%	[14]	50.00%	[14]
Utility Plant in Service	$ 375.1	[14]	$ 364.8	[14]
Construction Work in Progress	1.6	[14]	8.9	[14]
Accumulated Depreciation	$ 88.9	[14]	$ 81.6	[14]
Pirkey Generating Station (Unit No. 1) [Member] | Public Utilities, Inventory, Lignite [Member]
Jointly-owned Electric Facilities
Percent of Ownership	85.90%	[14]	85.90%	[14]
Utility Plant in Service	$ 591.3	[14]	$ 589.8	[14]
Construction Work in Progress	16.6	[14]	7.8	[14]
Accumulated Depreciation	$ 418.0	[14]	$ 406.3	[14]
Pirkey Generating Station (Unit No. 1) [Member] | Southwestern Electric Power Co [Member] | Public Utilities, Inventory, Lignite [Member]
Jointly-owned Electric Facilities
Percent of Ownership	85.90%	[14]	85.90%	[14]
Utility Plant in Service	$ 591.3	[14]	$ 589.8	[14]
Construction Work in Progress	16.6	[14]	7.8	[14]
Accumulated Depreciation	$ 418.0	[14]	$ 406.3	[14]
Oklaunion Generating Station (Unit No. 1) [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	70.30%	[15]	70.30%	[15]
Utility Plant in Service	$ 106.4	[15]	$ 456.4	[15]
Construction Work in Progress	0.0	[15]	1.9	[15]
Accumulated Depreciation	$ 67.8	[15]	$ 254.6	[15]
Oklaunion Generating Station (Unit No. 1) [Member] | AEP Texas Inc. [Member]
Jointly-owned Electric Facilities
Percent of Ownership	54.70%
Oklaunion Generating Station (Unit No. 1) [Member] | AEP Texas Inc. [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	54.70%	[15]	54.70%	[15]	54.70%
Utility Plant in Service	$ 352.1	[15]	$ 350.7	[15]
Construction Work in Progress	0.2	[15]	1.3	[15]
Accumulated Depreciation	$ 218.6	[15]	$ 194.1	[15]
Oklaunion Generating Station (Unit No. 1) [Member] | Public Service Co Of Oklahoma [Member]
Jointly-owned Electric Facilities
Percent of Ownership	15.60%
Oklaunion Generating Station (Unit No. 1) [Member] | Public Service Co Of Oklahoma [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	15.60%	[15]	15.60%	[15]
Utility Plant in Service	$ 106.4	[15]	$ 105.7	[15]
Construction Work in Progress	0.0	[15]	0.6	[15]
Accumulated Depreciation	67.8	[15]	$ 60.5	[15]
Turk Generating Plant [Member]
Jointly-owned Electric Facilities
Asset Impairments and Other Related Charges	$ 15.0
Turk Generating Plant [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	73.30%	[14],[16]	73.30%	[14],[16]
Utility Plant in Service	$ 1,590.5	[14],[16]	$ 1,580.4	[14],[16]
Construction Work in Progress	1.1	[14],[16]	3.2	[14],[16]
Accumulated Depreciation	197.5	[14],[16]	$ 166.6	[14],[16]
Turk Generating Plant [Member] | Southwestern Electric Power Co [Member]
Jointly-owned Electric Facilities
Asset Impairments and Other Related Charges	$ 15.0
Turk Generating Plant [Member] | Southwestern Electric Power Co [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	73.30%	[14],[16]	73.30%	[14],[16]
Utility Plant in Service	$ 1,590.5	[14],[16]	$ 1,580.4	[14],[16]
Construction Work in Progress	1.1	[14],[16]	3.2	[14],[16]
Accumulated Depreciation	$ 197.5	[14],[16]	$ 166.6	[14],[16]
Jointly Owned Electricity Transmission and Distribution System [Member]
Jointly-owned Electric Facilities
Percent of Ownership				[17]
Utility Plant in Service			$ 62.7	[18]
Construction Work in Progress			0.3	[18]
Accumulated Depreciation			$ 46.1	[18]
Rockport Generating Plant (Unit No. 1) [Member] | Indiana Michigan Power Co [Member]
Jointly-owned Electric Facilities
Percent of Ownership	50.00%
Rockport Generating Plant (Unit No. 1) [Member] | Indiana Michigan Power Co [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	50.00%	[19],[20],[21]	50.00%	[19],[20],[21]
Utility Plant in Service	$ 1,108.7	[19],[20],[21]	$ 1,093.9	[19],[20],[21]
Construction Work in Progress	50.2	[19],[20],[21]	28.2	[19],[20],[21]
Accumulated Depreciation	$ 514.1	[19],[20],[21]	562.6	[19],[20],[21]
Rockport Generating Plant (Unit No. 1) [Member] | AEP Generating Co [Member]
Jointly-owned Electric Facilities
Percent of Ownership	50.00%
Rockport Generating Plant (Unit No. 2) [Member] | AEP Generating Co [Member]
Jointly-owned Electric Facilities
Percentage Interest in Lease	50.00%
Regulated Operation [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	$ 20,989.1	[22]	20,406.5	[22]
Property, Plant and Equipment, Transmission	21,500.5		18,942.3
Property, Plant and Equipment, Distribution	21,192.8		19,865.9
Property, Plant and Equipment, Other	3,770.8		3,224.8
Property, Plant and Equipment, Construction Work in Progress	4,352.6	[22]	3,972.6	[22]
Accumulated Depreciation	17,743.1		16,906.7
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	$ 54,062.7		$ 49,505.4
Regulated Operation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	132 years		132 years		132 years
Depreciable Life Ranges - Transmission	81 years		100 years		100 years
Depreciable Life Ranges - Distribution	78 years		156 years		156 years
Depreciable Life Ranges - Other	75 years		84 years		84 years
Regulated Operation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	20 years		20 years		35 years
Depreciable Life Ranges - Transmission	15 years		15 years		15 years
Depreciable Life Ranges - Distribution	7 years		5 years		7 years
Depreciable Life Ranges - Other	5 years		5 years		5 years
Regulated Operation [Member] | Generation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	4.00%		3.70%		4.00%
Regulated Operation [Member] | Generation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.40%		2.30%		2.10%
Regulated Operation [Member] | Transmission [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.70%		2.70%		2.70%
Regulated Operation [Member] | Transmission [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.60%		1.60%		1.50%
Regulated Operation [Member] | Distribution [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.60%		3.70%		3.70%
Regulated Operation [Member] | Distribution [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.70%		2.70%		2.60%
Regulated Operation [Member] | Other Property Class [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	9.80%		9.20%		8.60%
Regulated Operation [Member] | Other Property Class [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.30%		2.30%		3.10%
Regulated Operation [Member] | AEP Texas Inc. [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	$ 0.0		$ 0.0
Property, Plant and Equipment, Transmission	3,683.6		3,053.6
Property, Plant and Equipment, Distribution	4,043.2		3,718.6
Property, Plant and Equipment, Other	724.6		457.6
Property, Plant and Equipment, Construction Work in Progress	836.0		834.4
Accumulated Depreciation	1,431.2		1,399.4
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	$ 7,856.2		$ 6,664.8
Regulated Operation [Member] | AEP Texas Inc. [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Transmission	81 years		81 years		81 years
Depreciable Life Ranges - Distribution	70 years		70 years		70 years
Depreciable Life Ranges - Other	50 years		50 years		50 years
Regulated Operation [Member] | AEP Texas Inc. [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Transmission	45 years		45 years		45 years
Depreciable Life Ranges - Distribution	7 years		7 years		7 years
Depreciable Life Ranges - Other	5 years		5 years		5 years
Regulated Operation [Member] | AEP Texas Inc. [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.70%		1.70%		1.80%
Regulated Operation [Member] | AEP Texas Inc. [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.60%		3.60%		3.30%
Regulated Operation [Member] | AEP Texas Inc. [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	6.00%		8.70%		8.30%
Regulated Operation [Member] | AEP Transmission Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	$ 0.0		$ 0.0	[8]
Property, Plant and Equipment, Transmission	6,515.8		5,319.7	[8]
Property, Plant and Equipment, Distribution	0.0		0.0	[8]
Property, Plant and Equipment, Other	172.6		125.4	[8]
Property, Plant and Equipment, Construction Work in Progress	1,578.3		1,324.0	[8]
Accumulated Depreciation	271.9		152.6	[8]
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	$ 7,994.8		$ 6,616.5	[8]
Regulated Operation [Member] | AEP Transmission Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Transmission	75 years		100 years		100 years
Regulated Operation [Member] | AEP Transmission Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Transmission	20 years		20 years		20 years
Regulated Operation [Member] | AEP Transmission Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.90%		1.70%		1.60%
Regulated Operation [Member] | Appalachian Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	$ 6,509.6		$ 6,446.9
Property, Plant and Equipment, Transmission	3,317.7		3,019.9
Property, Plant and Equipment, Distribution	3,989.4		3,763.8
Property, Plant and Equipment, Other	457.4		399.5
Property, Plant and Equipment, Construction Work in Progress	490.2		483.0
Accumulated Depreciation	4,118.9		3,891.1
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	$ 10,645.4		$ 10,222.0
Regulated Operation [Member] | Appalachian Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	112 years		112 years		121 years
Depreciable Life Ranges - Transmission	68 years		68 years		68 years
Depreciable Life Ranges - Distribution	57 years		57 years		57 years
Depreciable Life Ranges - Other	55 years		55 years		55 years
Regulated Operation [Member] | Appalachian Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	35 years		35 years		35 years
Depreciable Life Ranges - Transmission	15 years		15 years		15 years
Depreciable Life Ranges - Distribution	10 years		10 years		10 years
Depreciable Life Ranges - Other	5 years		5 years		5 years
Regulated Operation [Member] | Appalachian Power Co [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.10%		3.10%		3.10%
Regulated Operation [Member] | Appalachian Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.60%		1.60%		1.50%
Regulated Operation [Member] | Appalachian Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.60%		3.70%		3.70%
Regulated Operation [Member] | Appalachian Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	7.40%		6.50%		6.00%
Regulated Operation [Member] | Indiana Michigan Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	$ 4,887.2		$ 4,445.9
Property, Plant and Equipment, Transmission	1,576.8		1,504.0
Property, Plant and Equipment, Distribution	2,249.7		2,069.3
Property, Plant and Equipment, Other	543.1		552.3
Property, Plant and Equipment, Construction Work in Progress	465.3		460.2
Accumulated Depreciation	3,139.4		3,011.7
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	$ 6,582.7		$ 6,020.0
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	132 years		132 years		132 years
Depreciable Life Ranges - Transmission	73 years		75 years		75 years
Depreciable Life Ranges - Distribution	75 years		70 years		70 years
Depreciable Life Ranges - Other	50 years		45 years		45 years
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	20 years		20 years		59 years
Depreciable Life Ranges - Transmission	50 years		50 years		50 years
Depreciable Life Ranges - Distribution	9 years		10 years		10 years
Depreciable Life Ranges - Other	5 years		5 years		5 years
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.40%		2.40%		2.40%
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.80%		1.70%		1.70%
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.10%		2.70%		2.80%
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	8.90%		8.40%		8.60%
Regulated Operation [Member] | Ohio Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	$ 0.0		$ 0.0
Property, Plant and Equipment, Transmission	2,544.3		2,419.2
Property, Plant and Equipment, Distribution	4,942.3		4,626.4
Property, Plant and Equipment, Other	563.7		485.5
Property, Plant and Equipment, Construction Work in Progress	432.1		410.1
Accumulated Depreciation	2,217.7		2,183.9
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	$ 6,264.7		$ 5,757.3
Regulated Operation [Member] | Ohio Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Transmission	60 years		60 years		60 years
Depreciable Life Ranges - Distribution	65 years		57 years		57 years
Depreciable Life Ranges - Other	50 years		50 years		50 years
Regulated Operation [Member] | Ohio Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Transmission	39 years		39 years		39 years
Depreciable Life Ranges - Distribution	14 years		5 years		7 years
Depreciable Life Ranges - Other	5 years		5 years		5 years
Regulated Operation [Member] | Ohio Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.30%		2.30%		2.30%
Regulated Operation [Member] | Ohio Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.00%		2.80%		2.80%
Regulated Operation [Member] | Ohio Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	6.30%		6.20%		5.90%
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	$ 1,577.0		$ 1,577.2
Property, Plant and Equipment, Transmission	892.3		858.8
Property, Plant and Equipment, Distribution	2,572.8		2,445.1
Property, Plant and Equipment, Other	298.1		282.0
Property, Plant and Equipment, Construction Work in Progress	94.0		111.3
Accumulated Depreciation	1,472.1		1,393.6
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	$ 3,962.1		$ 3,880.8
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	75 years		85 years		85 years
Depreciable Life Ranges - Transmission	75 years		100 years		100 years
Depreciable Life Ranges - Distribution	78 years		156 years		156 years
Depreciable Life Ranges - Other	64 years		84 years		84 years
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	35 years		35 years		35 years
Depreciable Life Ranges - Transmission	45 years		45 years		45 years
Depreciable Life Ranges - Distribution	15 years		27 years		27 years
Depreciable Life Ranges - Other	5 years		5 years		5 years
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.90%		2.40%		2.40%
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.30%		2.20%		2.20%
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.90%		2.70%		2.70%
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	6.30%		7.40%		6.40%
Regulated Operation [Member] | Southwestern Electric Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	$ 4,672.6	[22]	$ 4,624.9	[22]
Property, Plant and Equipment, Transmission	1,866.9		1,679.8
Property, Plant and Equipment, Distribution	2,178.6		2,095.8
Property, Plant and Equipment, Other	485.2		416.8
Property, Plant and Equipment, Construction Work in Progress	194.7	[22]	220.7	[22]
Accumulated Depreciation	2,633.5		2,520.5
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	$ 6,764.5		$ 6,517.5
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	70 years		70 years		70 years
Depreciable Life Ranges - Transmission	73 years		73 years		70 years
Depreciable Life Ranges - Distribution	70 years		70 years		65 years
Depreciable Life Ranges - Other	55 years		55 years		51 years
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	40 years		40 years		40 years
Depreciable Life Ranges - Transmission	50 years		50 years		50 years
Depreciable Life Ranges - Distribution	25 years		25 years		25 years
Depreciable Life Ranges - Other	5 years		5 years		5 years
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.40%		2.30%		2.10%
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.20%		2.30%		2.20%
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.70%		2.70%		2.60%
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	8.00%		7.20%		6.80%
Unregulated Operation [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	$ 1,036.4		$ 756.1
Unregulated Operation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	59 years		66 years		66 years
Depreciable Life Ranges - Transmission	40 years		40 years		55 years
Depreciable Life Ranges - Distribution	40 years		40 years		50 years
Depreciable Life Ranges - Other	50 years	[23]	50 years	[23]	50 years	[23]
Unregulated Operation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	15 years		15 years		40 years
Depreciable Life Ranges - Transmission					43 years
Depreciable Life Ranges - Distribution					40 years
Depreciable Life Ranges - Other	5 years	[23]	5 years	[23]	5 years	[23]
Unregulated Operation [Member] | Generation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	22.30%		5.10%		17.20%
Unregulated Operation [Member] | Generation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.40%		2.40%		2.80%
Unregulated Operation [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.40%		0.20%		2.30%
Unregulated Operation [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.30%		2.30%		1.30%
Unregulated Operation [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	16.30%		12.10%		9.10%
Unregulated Operation [Member] | AEP Texas Inc. [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	$ 135.6		$ 160.3
Unregulated Operation [Member] | AEP Transmission Co [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	1.4		1.4	[8]
Unregulated Operation [Member] | Appalachian Power Co [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	22.9		23.1
Unregulated Operation [Member] | Indiana Michigan Power Co [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	28.5		30.4
Unregulated Operation [Member] | Ohio Power Co [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	10.2		9.5
Unregulated Operation [Member] | Public Service Co Of Oklahoma [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	4.6		5.4
Unregulated Operation [Member] | Southwestern Electric Power Co [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	$ 107.3		114.5
Unregulated Operation [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Other	20 years
Unregulated Operation [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Other	3 years
Generation and Marketing [Member]
Depreciation, Depletion and Amortization
Accumulated Depreciation	$ 47.0		75.0
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	846.3		569.6
Jointly-owned Electric Facilities
Asset Impairments and Other Related Charges	$ 47.7		$ 53.5		$ 2,257.3
Generation and Marketing [Member] | Wm. H. Zimmer Generating Station [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership					25.40%

[1]	Includes ARO related to Sabine and DHLC.
[2]	Includes ARO related to asbestos removal.
[3]	Includes ARO related to ash disposal facilities.
[4]	Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.66 billion and $1.30 billion as of December 31, 2018 and 2017, respectively.
[5]	Primarily related to ash ponds, landfills and mine reclamation, generally due to changes in estimated closure area, volumes and/or unit costs.
[6]	Revision for Cook Plant related to a new third-party study, which impacted the ARO liability for changes of estimated cash flows and application of a new discount rate.
[7]	The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.
[8]	The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.
[9]	The amount presented reflects the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.
[10]	Conesville Generating Station, Unit 4 was impaired as of September 30, 2016. See the “Impairments” section of Note 7.
[11]	In accordance with the Asset Purchase Agreement between AGR and Dynegy Corporation dated February 2017, AGR acquired Dynegy Corporation’s 40% ownership interest in Conesville Generating Station, Unit 4. Subsequent to this transaction, AGR’s ownership percentage in Conesville Generating Station, Unit 4 is 83.5%.
[12]	Operated by AGR.
[13]	Operated by CLECO, a non-affiliated company.
[14]	Operated by SWEPCo.
[15]	Operated by PSO, which owns 15.6%. Also jointly-owned (54.7%) by AEP Texas and various non-affiliated companies. See the “Impairments” section of Note 7.
[16]	In December 2017, SWEPCo recorded a $15 million pretax impairment related to the Louisiana jurisdictional share of Turk Plant. Amount reflects the impact of the impairment. See the “Impairments” section of Note 7.
[17]	Varying percentages of ownership.
[18]	In accordance with the 2017 CCD Transmission Asset Exchange Agreement between OPCo, Dayton Power & Light Company and Duke Energy Ohio, Inc., the parties agreed to an exchange and transfer of jointly owned transmission assets in order to eliminate the joint ownership of these assets. The asset exchange closed on June 30, 2018, ending the joint ownership of these transmission assets.
[19]	AEGCo owns 50% of Unit 1 with I&M and 50% of capital additions for Unit 2.
[20]	Amounts include I&M’s 50% ownership of both Unit 1 and capital additions for Unit 2. Unit 2 is subject to an operating lease with a non-affiliated company. See the “Rockport Lease” section of Note 13.
[21]	Operated by I&M.
[22]	AEP and SWEPCo’s regulated generation and regulated CWIP include amounts related to SWEPCo’s Arkansas jurisdictional share of the Turk Plant.
[23]	SWEPCo’s nonregulated property, plant and equipment is depreciated using the straight-line method over a range of 3 to 20 years.